Schedule of investments in subsidiaries (Details) (Parenthetical)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
V.V.P. Holdings Inc. [member]
IfrsStatementLineItems [Line Items]
Ownership percentage	40.00%	40.00% [1]

[1]	V.V.P. Holdings Inc. is controlled by VivoPower Pty Ltd, notwithstanding only owning 40% of the ordinary share capital.